Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This filing is being made to correct formatting errors included in Eastman Chemical Company’s annual proxy statement as filed with the Securities and Exchange Commission (“SEC”) on March 22, 2023 for use at the annual meeting of stockholders on May 4, 2023 (the “Proxy Statement”). We are refiling with the SEC the entire Proxy Statement with these formatting errors corrected. All other information set forth in the Proxy Statement remains unchanged.
Entity Information [Line Items]
Entity Registrant Name	EASTMAN CHEMICAL COMPANY
Entity Central Index Key	0000915389